Investment Strategy	Sep. 04, 2026
Unlimited Dynamic Leverage Gold ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in U.S.-listed futures contracts as well as pooled investment vehicles, such as other ETFs and exchange-traded products (“ETPs”) (“Underlying Funds”), to achieve dynamic exposure to the gold asset class. Although ETPs may be referred to as “ETFs” or “funds,” ETPs are not registered under the 1940 Act and therefore are not subject to 1940 Act protections. The Underlying Funds that the Fund invests in may hold gold directly or may gain exposure to gold through the use of derivative instruments.

The Fund seeks to vary exposure to gold based on recent gold price momentum, taking a larger notional exposure if recent price trends are positive and reducing the notional exposure if recent price trends are negative. Typically, Unlimited Funds Inc., the Fund’s investment sub-adviser (“Unlimited” or, the “Sub-Adviser”), uses the change in price of gold (based on the front-month (i.e., closest to expiration) gold futures contract) over the prior 12-months to determine exposure at each rebalance. The Fund’s notional exposure to gold will typically range between 80% (when recent negative price trends indicate minimum exposure) to 200% (when recent positive price trends indicate maximum exposure). Price trends are observed based on publicly-available data from exchanges, benchmarks, and/or pricing services. The Fund uses leverage, primarily through futures contracts, to gain exposures in excess of 100%.

The Fund may also use additional securities and instruments to gain exposure to gold, including options and swaps. The Fund expects to rebalance its gold exposure on at least a monthly basis, and as a result, it expects to have a high annual portfolio turnover rate.

Cayman Subsidiary

The Fund intends to gain exposure to certain instruments (e.g., futures contracts) either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments, such as U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to gold. The Fund will count the notional value of any derivative instruments that provide exposure to gold towards compliance with the Fund’s 80% investment policy.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to gold.
Unlimited Dynamic Leverage Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in U.S.-listed futures contracts as well as pooled investment vehicles, such as other ETFs and exchange-traded products (“ETPs”) (“Underlying Funds”), to achieve dynamic exposure to bitcoin. Although ETPs may be referred to as “ETFs” or “funds,” ETPs are not registered under the 1940 Act and therefore are not subject to 1940 Act protections. The Underlying Funds that the Fund invests in may hold bitcoin directly or may gain exposure to bitcoin through the use of derivative instruments.

The Fund seeks to vary exposure to bitcoin based on recent bitcoin price momentum, taking a larger notional exposure if recent price trends are positive and reducing the notional exposure if recent price trends are negative. Typically, Unlimited Funds Inc., the Fund’s investment sub-adviser (“Unlimited” or, the “Sub-Adviser”), uses the change in the spot price of bitcoin (as reported by major crypto asset exchanges) over the prior 6-months to determine exposure at each rebalance. The Fund’s notional exposure to bitcoin will typically range between 80% (when recent negative price trends indicate minimum exposure) to 200% (when recent positive price trends indicate maximum exposure). Price trends are observed based on publicly-available data from exchanges, benchmarks, and/or pricing services. The Fund uses leverage, primarily through futures contracts, to gain exposures in excess of 100%.

The Fund may also use additional securities and instruments to gain exposure to bitcoin, including options and swaps. The Fund expects to rebalance its bitcoin exposure on at least a monthly basis, and as a result, it expects to have a high annual portfolio turnover rate.

Cayman Subsidiary

The Fund intends to gain exposure to certain instruments (e.g., futures contracts) either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments, such as U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin. The Fund will count the notional value of any derivative instruments that provide exposure to bitcoin towards compliance with the Fund’s 80% investment policy.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin.
Unlimited Dynamic Leverage Oil ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in U.S.-listed futures contracts as well as pooled investment vehicles, such as other ETFs and exchange-traded products (“ETPs”) (“Underlying Funds”), to achieve dynamic exposure to crude oil. Although ETPs may be referred to as “ETFs” or “funds,” ETPs are not registered under the 1940 Act and therefore are not subject to 1940 Act protections. The Underlying Funds that the Fund invests in may hold crude oil interests directly or may gain exposure to crude oil through the use of derivative instruments.

The Fund seeks to vary exposure to crude oil based on recent crude oil price momentum, taking a larger notional exposure if recent price trends are positive and reducing the notional exposure if recent price trends are negative. Typically, Unlimited Funds Inc., the Fund’s investment sub-adviser (“Unlimited” or, the “Sub-Adviser”), uses the change in price of WTI (West Texas Intermediate) crude oil over the prior 12-months to determine exposure at each rebalance. The Fund’s notional exposure to crude oil will typically range between 80% (when recent negative price trends indicate minimum exposure) to 200% (when recent positive price trends indicate maximum exposure). Price trends are observed based on publicly-available data from exchanges, benchmarks, and/or pricing services. The Fund uses leverage, primarily through futures contracts, to gain exposures in excess of 100%.

The Fund may also use additional securities and instruments to gain exposure to crude oil, including options and swaps. The Fund expects to rebalance its crude oil exposure on at least a monthly basis, and as a result, it expects to have a high annual portfolio turnover rate.

Cayman Subsidiary

The Fund intends to gain exposure to certain instruments (e.g., futures contracts) either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments, such as U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to oil. The Fund will count the notional value of any derivative instruments that provide exposure to crude oil towards compliance with the Fund’s 80% investment policy.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to oil.
Unlimited Dynamic Leverage US Stocks ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in U.S.-listed futures contracts as well as pooled investment vehicles, such as other ETFs (“Underlying Funds”), to achieve dynamic exposure to the U.S. large-capitalization stock market, with large capitalization defined as companies with market capitalizations of $8 billion or greater (“U.S. equities”). The Underlying Funds that the Fund invests in may hold U.S. equities directly or gain exposure to U.S. equities through the use of derivative instruments.

The Fund seeks to vary exposure to U.S. equities based on recent U.S. equity price momentum, taking a larger notional exposure if recent price trends are positive and reducing the notional exposure if recent price trends are negative. Typically, Unlimited Funds Inc., the Fund’s investment sub-adviser (“Unlimited” or, the “Sub-Adviser”), uses the change in price of U.S. equities (based on the S&P 500® Total Return Index) over the prior 12-months to determine exposure at each rebalance. The Fund’s notional exposure to U.S. equities will typically range between 80% (when recent negative price trends indicate minimum exposure) to 200% (when recent positive price trends indicate maximum exposure). Price trends are observed based on publicly-available data from exchanges, benchmarks, and/or pricing services. The Fund uses leverage, primarily through futures contracts, to gain exposures in excess of 100%.

The Fund may also use additional securities and instruments to gain exposure to U.S. equities, including options and swaps. The Fund expects to rebalance its U.S. equities exposure on at least a monthly basis, and as a result, it expects to have a high annual portfolio turnover rate.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments, such as U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s investments.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to U.S equities. The Fund will count the notional value of any derivative instruments that provide exposure to U.S. equities towards compliance with the Fund’s 80% investment policy.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to U.S equities.
Unlimited Dynamic Leverage US Treasuries ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in U.S.-listed futures contracts as well as pooled investment vehicles, such as other ETFs (“Underlying Funds”), to achieve dynamic exposure to U.S. Treasury securities. U.S. Treasury securities are debt obligations issued by the United States Treasury. The Underlying Funds that the Fund invests in may hold U.S. Treasuries directly or gain exposure to U.S. Treasuries through the use of derivative instruments.

The Fund seeks to vary exposure to U.S. equities based on recent U.S. Treasury securities price momentum, taking a larger notional exposure if recent price trends are positive and reducing the notional exposure if recent price trends are negative. Typically, Unlimited Funds Inc., the Fund’s investment sub-adviser (“Unlimited” or, the “Sub-Adviser”), uses the change in price of U.S. Treasury securities over the prior 12-months to determine exposure at each rebalance. The Fund’s notional exposure to U.S. Treasury securities will typically range between 80% (when recent negative price trends indicate minimum exposure) to 200% (when recent positive price trends indicate maximum exposure). Price trends are observed based on publicly-available data from exchanges, benchmarks, and/or pricing services. The Fund uses leverage, primarily through futures contracts, to gain exposures in excess of 100%.

The Fund may also use additional securities and instruments to gain exposure to U.S. Treasury securities, including options and swaps. The Fund expects to rebalance its U.S. Treasury securities exposure on at least a monthly basis, and as a result, it expects to have a high annual portfolio turnover rate.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments, such as U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s investments.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to U.S. Treasury securities. The Fund will count the notional value of any derivative instruments that provide exposure to U.S. Treasuries towards compliance with the Fund’s 80% investment policy.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to U.S. Treasury securities.